Capital - Summary of Change in Capital (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [Line Items]
Balance		$ 13,575	$ 13,256
Shares issued under DRIP		25	35
Stock compensation plans		74	66
Balance		9,226	13,575
Stated capital [member]
Disclosure of classes of share capital [Line Items]
Balance		9,196	9,283
Shares issued under DRIP		25	35
Stock compensation plans		186	171
Balance		3,333	9,196
Contributed surplus [member]
Disclosure of classes of share capital [Line Items]
Balance		243	196
Stock compensation plans		(112)	(105)
Balance		1,905	243
Total capital [member]
Disclosure of classes of share capital [Line Items]
Balance		9,549	9,589
Shares issued under DRIP		25	35
Stock compensation plans		74	66
Balance		5,348	9,549
Repurchases of common shares [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		(1,192)	(1,000)
Repurchases of common shares [member] | Stated capital [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions			(293)
Repurchases of common shares		(324)
Repurchases of common shares [member] | Total capital [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		(321)	(293)
Repurchases of common shares		(324)
Substantial issuer bid/tender offer [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions, number of shares	138,000,000
Increase (decrease) through treasury share transactions	$ 6,500	(6,491)
Substantial issuer bid/tender offer [member] | Stated capital [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		(1,672)
Substantial issuer bid/tender offer [member] | Contributed surplus [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		702
Substantial issuer bid/tender offer [member] | Total capital [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		(1,672)
Woodbridge issuance - Qualifying Holdco Alternative - SIB [member] | Stated capital [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		4,284
Woodbridge issuance - Qualifying Holdco Alternative - SIB [member] | Total capital [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		4,284
Woodbridge cancellation of shares - SIB [member] | Stated capital [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		(4,986)
Woodbridge cancellation of shares - SIB [member] | Contributed surplus [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		702
Woodbridge cancellation of shares - SIB [member] | Total capital [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		(4,284)
Return of capital on common shares [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		(2,304)
Return of capital on common shares [member] | Stated capital [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		(3,376)
Return of capital on common shares [member] | Contributed surplus [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		1,072
Return of capital on common shares [member] | Total capital [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions		$ (2,304)
Impact of IFRS 2 amendments [member]
Disclosure of classes of share capital [Line Items]
Balance			152
Impact of IFRS 2 amendments [member] | Contributed surplus [member]
Disclosure of classes of share capital [Line Items]
Balance			152
Impact of IFRS 2 amendments [member] | Total capital [member]
Disclosure of classes of share capital [Line Items]
Balance			$ 152
Number of common shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance, number of shares		709,302,084	727,443,301
Shares issued under DRIP, number of shares		620,021	775,965
Stock compensation plans, number of shares		4,337,540	3,851,129
Ending balance, number of shares		501,493,187	709,302,084
Number of common shares [member] | Repurchases of common shares [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions, number of shares		(27,133,290)	(22,768,311)
Number of common shares [member] | Substantial issuer bid/tender offer [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions, number of shares		(137,974,875)
Number of common shares [member] | Woodbridge issuance - Qualifying Holdco Alternative - SIB [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions, number of shares		411,445,295
Number of common shares [member] | Woodbridge cancellation of shares - SIB [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions, number of shares		(411,445,295)
Number of common shares [member] | Return of capital on common shares [member]
Disclosure of classes of share capital [Line Items]
Increase (decrease) through treasury share transactions, number of shares		(47,658,293)
Series ii cumulative redeemable preference share capital [member]
Disclosure of classes of share capital [Line Items]
Balance		$ 110	$ 110
Balance		$ 110	$ 110